Summary of Significant Accounting Policies - Schedule of Information about Group Segment and includes the Reconciliation to Net (Loss) Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Reporting Information [Line Items]
Merchandise costs	¥ (16,699,982)	$ (2,388,066)	¥ (13,086,418)	¥ (10,338,870)
Other fulfillment expenses	(1,747,496)		(1,361,624)	(1,100,604)
Other selling and marketing expenses	(1,598,074)		(1,085,166)	(944,871)
Other general and administrative expenses	(257,265)		(247,152)	(192,825)
Other research and development expenses	(232,671)		(191,736)	(173,135)
Share-based compensation expense	(52,877)	(7,562)	(166,741)	(134,402)
Amortization of intangible assets and deferred cost resulting from assets and business acquisitions, net of tax effects	(39,060)		(155,614)	(247,023)
Other segment items	(84,543)		(42,178)	9,698
Net (loss) income	336,288	48,088	(8,229)	(156,250)
Product [Member]
Segment Reporting Information [Line Items]
Net revenues	19,379,932	2,771,293	14,844,416	11,658,298
Service [Member]
Segment Reporting Information [Line Items]
Net revenues	¥ 1,668,324	$ 238,567	¥ 1,483,984	¥ 1,307,484